Share-based Payments (Details) - Schedule of granted valuation of options - $ / shares	12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021	Jun. 30, 2020
Share-based Payments (Details) - Schedule of granted valuation of options [Line Items]
No. of options (in Dollars per share)	$ 1,930,000		$ 11,560,000	$ 5,000,000
Exercise Price One [Member]
Share-based Payments (Details) - Schedule of granted valuation of options [Line Items]
Expiry date	Oct. 26, 2025		Jul. 21, 2025	Feb. 10, 2024
Exercise price	0.25		0.83	0.50
No. of options (in Dollars per share)	$ 500,000		$ 2,560,000	$ 5,000,000	[1]
Share price at grant date (in Shares)	0.12		0.5	0.15
Expected volatility	131.70%		127.93%	98.00%
Dividend yield	0.00%		0.00%	0.00%
Risk- free interest rate	0.69%		0.43%	0.88%
Fair value at grant date per option (in Dollars per share)	$ 0.0886		$ 0.4035	$ 0.0736
Exercise Price Two [Member]
Share-based Payments (Details) - Schedule of granted valuation of options [Line Items]
Expiry date	Jun. 27, 2026		Apr. 14, 2024
Exercise price	0.12		0.12
No. of options (in Dollars per share)	$ 1,430,000	[2]	$ 9,000,000
Share price at grant date (in Shares)	0.07		0.25
Expected volatility	128.10%		142.70%
Dividend yield	0.00%		0.00%
Risk- free interest rate	3.31%		0.13%
Fair value at grant date per option (in Dollars per share)	$ 0.053		$ 0.2189

[1]	Options issued to a former managing director expire within 6 months upon his resignation on 25 March 2020 without good reason or termination.
[2]	1,430,000 options granted to Mr. Lydeamore on 27 June 2022 and subsequently issued after the reporting period, on 1 July 2022.